Bank Indebtedness - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Dec. 31, 2016 USD ($)	Mar. 25, 2017 USD ($)	Mar. 26, 2014 USD ($)	Mar. 26, 2014 CAD	Dec. 21, 2016 USD ($)	Nov. 30, 2016 USD ($)	Mar. 26, 2016 USD ($)	Feb. 10, 2014 USD ($)	Jan. 20, 2014 USD ($)
Line of Credit Facility [Line Items]
Bank indebtedness		$ 70,434,000					$ 62,431,000
Senior secured revolving credit facility, excess availability		14,600,000					16,200,000
Senior secured credit facility	$ 110,000,000
Senior secured revolving credit facility reserve		6,000,000
Reduction in the senior secured term loan	5,000,000
Minimum excess availability	$ 8,000,000	30,000,000
Senior secured revolving credit facility, seasonal availability block								$ 5,000,000	$ 12,500,000
Mortgage on moveable property (general) under the Civil Code (Quebec)			$ 188,395,000	CAD 250,000,000
Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured revolving credit facility, excess availability		14,600,000					$ 16,200,000
Senior secured credit facility		$ 110,000,000
Secured credit facility description	In December 2016, the Company executed an amendment to the terms of its $110.0 million senior secured revolving credit facility to extend the maturity, which was set to expire on August 22, 2017. The term of the senior secured revolving credit facility now expires on the earlier to occur of (a) December 21, 2021 or (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt.	In December 2016, the Company executed an amendment to the terms of its $110.0 million senior secured revolving credit facility to extend the maturity, which was set to expire on August 22, 2017. The term of the senior secured revolving credit facility now expires on the earlier to occur of (a) December 21, 2021 or (b) the date that is 91 days prior to the maturity date then in effect with respect to the senior secured term loan debt.
Senior Secured Term Loan [Member]
Line of Credit Facility [Line Items]
Senior secured credit facility	$ 28,000,000					$ 33,000,000
Line of Credit Facility Expiration Date	May 21, 2021	May 21, 2021
As Amended [Member]
Line of Credit Facility [Line Items]
Minimum excess availability	$ 6,000,000
Senior secured revolving credit facility, seasonal availability block								$ 4,000,000	$ 11,500,000
Maximum [Member]
Line of Credit Facility [Line Items]
Aggregate dividend payment		33.00%
Fixed charge coverage ratio		1.30
Minimum [Member]
Line of Credit Facility [Line Items]
Fixed charge coverage ratio		1.00
Minimum [Member] | Senior Secured Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Senior secured revolving credit facility reserve		$ 6,000,000			$ 8,000,000